42. Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2020
Gains Losses On Disposal And Expenses Of Non-current Assets Held For Sale Not Classified As Discontinued Operations
42. Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations
42.	Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

For the year ended December 31, 2020, revenue of R$77 million is mainly comprised of an expense of R$24 million with the constitution of a provision for losses on other values and assets, net of the reversal of the provision for loss of recoverable value of properties, constitution of a provision for losses on other values and assets and revenue of R$49 million resulting from the sale of assets received in the credit recovery processes with customers, and for the year ended December 31, 2019, the income of R$ 10 millions, includes R$16 million in revenue from the reversal of provision for loss of recoverable value of properties, constitution of provision for losses on other values and assets and a R$34 million result on the sale of assets received in the credit recovery processes with customers and for the year ended December 31, 2018 mainly includes R$104 million of provisions for devaluations on properties, based on appraisal reports prepared by external consultants the specialized.